Related parties (Detail 2) - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Equity Holdings Of Key Management Personnel [Line Items]
Number of shares held by members of the BoD, GEB and parties closely linked to them	[1],[2]	5,288,317	6,887,826
UBS AG
Equity Holdings Of Key Management Personnel [Line Items]
Number of shares held by members of the BoD, GEB and parties closely linked to them	[1],[2]	4,956,640	6,609,848

[1]	Excludes shares granted under variable compensation plans with forfeiture provisions.
[2]	No options were held in 2020 and 2019 by non-independent menbers of the BoD and any GEB member or any of its related parties